Composition and Valuation Methods of Certain Plan Investments - Additional Information (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Reserves agianst Contract	$ 0	$ 0
Investments, at contract value	$ 1,187,893,000	$ 1,206,875,000